Employee Stock Compensation Plans - Restricted Stock and Restricted Stock Units (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	34.88%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.50%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 9.80
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Unvested shares, Beginning balance, Number of Shares (in shares)	7,158
Shares granted, Number of Shares (in shares)	3,440
Shares vested, Number of Shares (in shares)	(2,980)
Shares forfeited, Number of Shares (in shares)	(1,652)
Unvested shares, Ending balance, Number of Shares (in shares)	5,966	7,158
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested shares, Beginning balance, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 29.78
Shares granted, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	26.25	$ 46.95	$ 20.45
Shares vested, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	27.45
Shares forfeited, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	30.58
Unvested shares, Ending balance, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 28.69	$ 29.78
Total intrinsic value of shares vested and distributed	$ 90	$ 87	$ 42
Total unrecognized compensation	$ 79
Total unrecognized compensation cost, period of recognition	1 year 1 month 6 days
Restricted Stock, Service-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Shares granted, Number of Shares (in shares)	2,168
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Shares granted, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 31.12
Restricted Stock, Performance-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period	12 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Shares granted, Number of Shares (in shares)	1,272
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Shares granted, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 17.97
Minimum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	48 years